DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Deposits And Prepayments
SCHEDULE OF DEPOSITS AND PREPAYMENTS
	As of March 31,
	2024	2025
	HKD	HKD

Rental and other deposits	$290,814	$1,057,673
Prepayments for events	-	10,220,783
	$290,814	$11,278,456